Property and Equipment - Changes in Property and Equipment (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jun. 29, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		¥ 9,029	¥ 10,501
Ending balance		15,125	9,029
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		20,285	18,203
Acquisitions		11,597	5,736
Disposals		(2,390)	(3,336)
Acquisition through business combinations		493
Deconsolidation of LINE BIZ Plus Ltd.			(30)
Exchange differences		196	(33)
Other		(99)	(255)
Ending balance		30,082	20,285
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		11,256	7,702
Disposals		(2,104)	(533)
Depreciation		5,523	4,134
Acquisition through business combinations		300
Deconsolidation of LINE BIZ Plus Ltd.			(5)
Exchange differences		69	(14)
Other		(87)	(28)
Ending balance		14,957	11,256
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		1,735	1,471
Ending balance		4,622	1,735
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		3,817	2,950
Acquisitions		4,156	1,144
Disposals		(1,305)	(74)
Acquisition through business combinations		12
Exchange differences		1	(3)
Other		(180)	(200)
Ending balance		6,501	3,817
Furniture and fixtures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		2,082	1,479
Disposals		(1,291)	(57)
Depreciation		1,146	680
Acquisition through business combinations		4
Exchange differences		1	(3)
Other		(63)	(17)
Ending balance		1,879	2,082
Equipment (mainly consist of servers) [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		6,574	6,132
Ending balance		9,794	6,574
Equipment (mainly consist of servers) [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		15,529	12,253
Acquisitions		7,038	4,012
Disposals		(911)	(665)
Acquisition through business combinations		184
Deconsolidation of LINE BIZ Plus Ltd.			(27)
Exchange differences		152	(44)
Other		204	0
Ending balance		22,196	15,529
Equipment (mainly consist of servers) [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		8,955	6,121
Disposals		(810)	(471)
Depreciation		4,111	3,333
Acquisition through business combinations		125
Deconsolidation of LINE BIZ Plus Ltd.			(4)
Exchange differences		53	(13)
Other		(32)	(11)
Ending balance		12,402	8,955
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			2,584
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			2,584
Disposals	¥ (2,584)		(2,584)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		184	60
Ending balance		42	184
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		184	60
Acquisitions		42	179
Other		(184)	(55)
Ending balance		42	184
Others [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		536	254
Ending balance		667	536
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		755	356
Acquisitions		361	401
Disposals		(174)	(13)
Acquisition through business combinations		297
Deconsolidation of LINE BIZ Plus Ltd.			(3)
Exchange differences		43	14
Other		61
Ending balance		1,343	755
Others [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		219	102
Disposals		(3)	(5)
Depreciation		266	121
Acquisition through business combinations		171
Deconsolidation of LINE BIZ Plus Ltd.			(1)
Exchange differences		15	2
Other		8
Ending balance		¥ 676	¥ 219